Non-operating income	12 Months Ended
Dec. 31, 2019
Other Income, Nonoperating [Abstract]
Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
Foreign exchange gain	1,761	1,664	687
Financial income	74	85	31
Other	83	432	42
Total non-operating income from continuing operations	1,918	2,181	762